Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Gain loss on disposition of assets	$ 0	$ (230)	$ 0
Capitalized contract cost, net	61,808
Shanghai Property
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties	8,655	8,998
Sales-type lease, Residual value of leased asset	$ 2,354	3,154
Taiwan
Property, Plant and Equipment [Line Items]
Gain loss on disposition of assets		$ 594
Land | Taiwan
Property, Plant and Equipment [Line Items]
Total consideration				$ 58,931